Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0002	$ 0.0002
Ordinary shares authorized	121,410,923	121,410,923
Ordinary shares issued	41,927,302	27,159,258
Ordinary shares outstanding	41,927,302	27,159,258
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0002	$ 0.0002
Ordinary shares authorized	28,589,078	28,589,078
Ordinary shares issued	28,589,078	28,589,078
Ordinary shares outstanding	28,589,078	28,589,078